Financial risk management (Tables)	12 Months Ended
Jun. 30, 2019
Financial risk management
Schedule of forward foreign currency contracts outstanding at balance sheet date

	2019				2018
	Average	Foreign	Notional	Fair	Average	Foreign	Notional	Fair
	exchange	currency	value	value	exchange	currency	value	value
	rate	€’000	€'000	€'000	rate	€’000	€'000	€'000
Buy Euro	1.1272	(6,639)	(5,890)	97	1.1523	(46,000)	(39,919)	852

Schedule of exposure to material foreign currency risk

	2019		2018
	Euro	US Dollar	Euro	US Dollar
	€'000	€'000	€'000	€'000
Contract assets—accrued revenue	713	1,316	—	—
Trade receivables	10,286	10,718	10,720	89,262
Derivative financial assets	—	—	852	5,114
Cash and cash equivalents	30,276	244,156	61,854	127,688
Trade and other payables	(22,657)	(1,609)	(137,018)	(1,033)
Borrowings	—	(505,779)	—	(492,018)
Derivative financial liabilities	—	(2,298)	—	—
	18,618	(253,496)	(63,592)	(270,987)

Schedule of gross trade receivables analysed by due date and whether or not impaired

	2019	2018
	£’000	£’000
Neither past due nor impaired	29,437	111,912
Past due, not impaired	4,303	11,885
Past due, fully impaired	12,954	9,708
Gross trade receivables	46,694	133,505

Schedule of movements on provision for impairment of trade receivables

	2019	2018
	£’000	£’000
Provision as of 1 July	9,708	14,113
Increase in provision recognized in profit or loss during the year	985	160
Receivables written off during the year as uncollectible	(279)	(6,943)
Receivables offset against contract liabilities—deferred revenue	2,517	2,591
Foreign exchange losses/(gains) on retranslation recognized in profit or loss during the year	23	(213)
Provision as of 30 June	12,954	9,708

Schedule of contractual undiscounted cash flows including interest

	Less than	Between	Between	Over
	1 year	1 and 2 years	2 and 5 years	5 years
	£’000	£’000	£’000	£’000
Trade and other payables excluding social security and other taxes(1)	217,136	61,542	19,657	—
Borrowings	19,024	19,024	57,073	555,441
	236,160	80,566	76,730	555,441
Non-trading(2) and net settled derivative financial instruments:
Cash outflow	460	460	1,379	—
Cash inflow	(97)	—	—	—
At 30 June 2019	236,523	81,026	78,109	555,441
Trade and other payables excluding social security and other taxes(1)	250,300	67,858	40,280	191
Borrowings	22,449	18,692	56,075	554,448
	272,749	86,550	96,355	554,639
Non-trading(2) and net settled derivative financial instruments:
Cash inflow	(1,600)	(748)	(2,245)	(748)
At 30 June 2018	271,149	85,802	94,110	553,891

(1)	Social security and other taxes are excluded from trade and other payables balance, as this analysis is required only for financial instruments.
(2)	Non‑trading derivatives are included at their fair value at the reporting date.

Schedule of net borrowings being hedged at balance sheet date

	2019	2018
	$’000	$’000
USD borrowings	650,000	650,000
Hedged USD cash	(308,838)	(128,500)
Net USD debt	341,162	521,500
Hedged future USD revenues	(211,153)	(307,019)
Unhedged USD borrowings	130,009	214,481
Closing exchange rate	1.2718	1.3194

Schedule of interest rate swaps at balance sheet date that are used to hedge borrowings

	2019	2018
Current hedged principal value of loan outstanding ($‘000)	150,000	150,000
Rate received	1 month $ LIBOR	1 month $ LIBOR
Rate paid	Fixed 2.032%	Fixed 2.032%
Expiry date	30 June 2024	30 June 2024

Schedule of movements on the hedging reserve

	Future	Interest
	US dollar	rate		Total,		Total,
	revenues	swap	Other	before tax	Tax	after tax
	£’000	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2016 as previously reported	(41,043)	(9,710)	—	(50,753)	17,764	(32,989)
Adjustment(1)	172			172	(60)	112
Restated balance at 1 July 2016	(40,871)	(9,710)	—	(50,581)	17,704	(32,877)
Exchange differences on hedged foreign exchange risks	(11,998)	—	124	(11,874)	—	(11,874)
Reclassified to profit or loss (restated(1))	5,565	—	(275)	5,290	—	5,290
Change in fair value	—	9,055	—	9,055	—	9,055
Tax relating to above (restated(1))	—	—	—	—	(865)	(865)
Movement recognized in other comprehensive income	(6,433)	9,055	(151)	2,471	(865)	1,606
Balance at 30 June 2017	(47,304)	(655)	(151)	(48,110)	16,839	(31,271)
Exchange differences on hedged foreign exchange risks	6,522	—	(184)	6,338	—	6,338
Reclassified to profit or loss (restated(1))	13,791	—	123	13,914	—	13,914
Change in fair value	—	5,145	—	5,145	—	5,145
Tax relating to above (restated(1))	—	—	—	—	(21,684)	(21,684)
Movement recognized in other comprehensive income	20,313	5,145	(61)	25,397	(21,684)	3,713
Balance at 30 June 2018	(26,991)	4,490	(212)	(22,713)	(4,845)	(27,558)
Exchange differences on hedged foreign exchange risks	(6,350)	—	168	(6,182)	—	(6,182)
Reclassified to profit or loss	6,004	—	246	6,250	—	6,250
Change in fair value	—	(6,788)	—	(6,788)	—	(6,788)
Tax relating to above	—	—	—	—	(1,266)	(1,266)
Movement recognized in other comprehensive income	(346)	(6,788)	414	(6,720)	(1,266)	(7,986)
Balance at 30 June 2019	(27,337)	(2,298)	202	(29,433)	(6,111)	(35,544)
(1)	Comparative amounts have been restated—see note 33 for further details.